Commitments and Contingencies (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 01, 2021	Feb. 24, 2021	Mar. 31, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Sponsorship agreement term				3 years
Sponsor fees		$ 500,000
Sponsorship agreement			$ 250
Purchase value	$ 4,100,000
Total of purchase price	$ 800,000
Purchase commitments, description				these purchase obligations consisted of an obligation of $8.1 million to purchase batteries by December, 2021, an obligation of $2.3 million to purchase motors by July, 2022 and an open ended commitment of $2.7 million to purchase batteries. In light of the lack of OEM chassis availability reducing demand for the Company’s Drive Systems, the Company and the $8.1 million battery supplier are negotiating an amendment to this agreement to provide the Company with an additional reasonable period of time to consume the remaining battery commitment.